Loss Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	4,832,824	3,319,322	2,547,777
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	0	5,428,117	1,946,604